Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful accounts	$ 21,088,503	$ 33,596,096
Accounts payable of the consolidated VIEs	16,589,293	53,340,007
Accrued expenses and other current liabilities of the consolidated VIEs	121,763,522	101,870,170
Income taxes payable of the consolidated VIEs	8,890,191	27,537,785
Deferred tax liabilities of the consolidated VIEs	23,627,893	12,077,282
Deferred tax liabilities (Noncurrent) of the consolidated VIEs	9,997,511	5,435,178
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	19,800,000,000	19,800,000,000
Ordinary shares, shares issued	677,934,625	725,278,005
Ordinary shares, shares outstanding	677,934,625	725,278,005
Variable Interest Entity, Primary Beneficiary [Member]
Accounts payable of the consolidated VIEs	4,340,424	4,410,602
Accrued expenses and other current liabilities of the consolidated VIEs	10,635,394	7,234,408
Income taxes payable of the consolidated VIEs	2,914,969	2,976,916
Deferred tax liabilities of the consolidated VIEs	1,820,531	277,406
Deferred tax liabilities (Noncurrent) of the consolidated VIEs	$ 710,252	$ 1,406,095